As filed with the Securities and Exchange Commission on November 13, 2015

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 160	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 161	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on December 11, 2015, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 144 to its Registration Statement until December 11, 2015.  Post-Effective Amendment No. 144 to the Registrant’s Registration Statement relates to the Ellington Credit Income Fund.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 144 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940, filed on May 7, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 160 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on November 13, 2015.

FINANCIAL INVESTORS TRUST

(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	November 13, 2015
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	November 13, 2015
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	November 13, 2015
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	November 13, 2015
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	November 13, 2015
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	November 13, 2015
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	November 13, 2015
Kimberly R. Storms

*

Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 7, 2015, filed as Exhibit (q)(2) of Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015, SEC Accession No. 0001398344-15-005820.

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